Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 3	$ 103,009	$ (95,097)	$ 7,915
Balance (in Shares) at Dec. 31, 2022	224,397
Stock-based compensation		2,980		2,980
Issuance of common stock upon February 2023 public offering, net of issuance costs	$ 1	5,179		5,180
Issuance of common stock upon February 2023 public offering, net of issuance costs (in Shares)	35,604
Issuance of warrants upon February 2023 public offering		1,473		1,473
Issuance of common stock upon June 2023 public offering, net of issuance costs	$ 1	8,065		8,066
Issuance of common stock upon June 2023 public offering, net of issuance costs (in Shares)	61,333
Issuance of common stock upon November 2023 public offering, net of issuance costs	$ 1	3,568		3,569
Issuance of common stock upon November 2023 public offering, net of issuance costs (in Shares)	32,471
Issuance of common stock for cash		3,203		3,203
Issuance of common stock for cash (in Shares)	16,878
Issuance of common stock upon exercise of options		109		109
Issuance of common stock upon exercise of options (in Shares)	1,639
Issuance of common stock warrants		124		124
Vesting of early exercised stock options		113		113
Net loss			(29,283)	(29,283)
Balance at Dec. 31, 2023	$ 6	127,823	(124,380)	3,449
Balance (in Shares) at Dec. 31, 2023	372,322
Stock-based compensation		2,695		2,695
Issuance of common stock in April 2024 sale, net of issuance costs	$ 4	12,890		12,894
Issuance of common stock in April 2024 sale, net of issuance costs (in Shares)	280,690
Issuance of pre-funded warrants in April 2024 sale		980		980
Issuance of common stock warrants in April 2024 sale		8,756		8,756
Issuance of common stock for cash		490		490
Issuance of common stock for cash (in Shares)	10,072
Issuance of common stock upon exercise of options		15		15
Issuance of common stock upon exercise of options (in Shares)	267
Issuance of common stock warrants		60		60
Vesting of early exercised stock options		23		23
Net loss			(19,111)	(19,111)
Balance at Sep. 30, 2024	$ 10	153,732	(143,491)	10,251
Balance (in Shares) at Sep. 30, 2024	663,351
Balance at Dec. 31, 2023	$ 6	127,823	(124,380)	3,449
Balance (in Shares) at Dec. 31, 2023	372,322
Stock-based compensation		3,225		3,225
Issuance of common stock in April 2024 sale, net of issuance costs	$ 4	12,890		12,894
Issuance of common stock in April 2024 sale, net of issuance costs (in Shares)	280,690
Issuance of pre-funded warrants in April 2024 sale		980		980
Issuance of common stock warrants in April 2024 sale		8,756		8,756
Issuance of common stock for cash		1,680		1,680
Issuance of common stock for cash (in Shares)	30,750
Issuance of common stock upon exercise of options		15		15
Issuance of common stock upon exercise of options (in Shares)	267
Issuance of common stock warrants		60		60
Vesting of early exercised stock options		23		23
Net loss			(23,727)	(23,727)
Balance at Dec. 31, 2024	$ 10	155,452	(148,107)	7,355
Balance (in Shares) at Dec. 31, 2024	684,029
Balance at Jun. 30, 2024	$ 10	153,058	(136,290)	16,778
Balance (in Shares) at Jun. 30, 2024	659,657
Stock-based compensation		534		534
Common stock issuance costs		(65)		(65)
Issuance of common stock for cash		141		141
Issuance of common stock for cash (in Shares)	3,694
Issuance of common stock warrants		60		60
Vesting of early exercised stock options		4		4
Net loss			(7,201)	(7,201)
Balance at Sep. 30, 2024	$ 10	153,732	(143,491)	10,251
Balance (in Shares) at Sep. 30, 2024	663,351
Balance at Dec. 31, 2024	$ 10	155,452	(148,107)	7,355
Balance (in Shares) at Dec. 31, 2024	684,029
Stock-based compensation		1,770		1,770
Net exercise of pre-funded warrants
Net exercise of pre-funded warrants (in Shares)	4,788
Issuance of common stock for cash		1,606		1,606
Issuance of common stock for cash (in Shares)	146,091
Net loss			(12,432)	(12,432)
Balance at Sep. 30, 2025	$ 10	158,828	(160,539)	(1,701)
Balance (in Shares) at Sep. 30, 2025	834,908
Balance at Jun. 30, 2025	$ 10	158,137	(156,510)	1,637
Balance (in Shares) at Jun. 30, 2025	830,120
Stock-based compensation		691		691
Net exercise of pre-funded warrants
Net exercise of pre-funded warrants (in Shares)	4,788
Net loss			(4,029)	(4,029)
Balance at Sep. 30, 2025	$ 10	$ 158,828	$ (160,539)	$ (1,701)
Balance (in Shares) at Sep. 30, 2025	834,908